SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 62,752	$ 67,826
Net income attributable to shareholders	(134)	2,807
Total assets	343,696	323,969
Total liabilities	221,054	207,123
Non-controlling interest - preferred equity	230
Revenue	62,752	67,826
Shareholders	(134)	2,807
Assets	343,696	323,969
Total liabilities	221,054	207,123
The Corporation
Disclosure of subsidiaries [line items]
Revenue	626	104
Net income attributable to shareholders	(134)	2,807
Total assets	73,898	70,976
Total liabilities	38,060	35,963
Revenue	626	104
Shareholders	(134)	2,807
Assets	73,898	70,976
Total liabilities	38,060	35,963
BFI
Disclosure of subsidiaries [line items]
Revenue	280	148
Net income attributable to shareholders	73	40
Total assets	7,207	5,389
Total liabilities	5,547	3,994
Revenue	280	148
Shareholders	73	40
Assets	7,207	5,389
Total liabilities	5,547	3,994
BFL
Disclosure of subsidiaries [line items]
Revenue	28	0
Net income attributable to shareholders	0	0
Total assets	600	0
Total liabilities	596	0
Revenue	28	0
Shareholders	0	0
Assets	600	0
Total liabilities	596	0
BIC
Disclosure of subsidiaries [line items]
Revenue	163	105
Net income attributable to shareholders	91	85
Total assets	4,280	3,520
Total liabilities	2,690	2,239
Revenue	163	105
Shareholders	91	85
Assets	4,280	3,520
Total liabilities	2,690	2,239
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	70,385	73,310
Net income attributable to shareholders	6,368	3,493
Total assets	350,687	331,698
Total liabilities	206,877	195,586
Revenue	70,385	73,310
Shareholders	6,368	3,493
Assets	350,687	331,698
Total liabilities	206,877	195,586
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	2	0
Net income attributable to shareholders	1	0
Total assets	233	0
Total liabilities	3	0
Non-controlling interest - preferred equity	230
Revenue	2	0
Shareholders	1	0
Assets	233	0
Total liabilities	3	0
Brookfield Finance Inc II
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Revenue	0	0
Shareholders	0	0
Assets	0	0
Total liabilities	0	0
Brookfield Finance LLC II
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Revenue	0	0
Shareholders	0	0
Assets	0	0
Total liabilities	0	0
Brookfield Finance Australia
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Revenue	0	0
Shareholders	0	0
Assets	0	0
Total liabilities	0	0
Material reconciling items [member]
Disclosure of subsidiaries [line items]
Revenue	(8,732)	(5,841)
Net income attributable to shareholders	(6,533)	(3,618)
Total assets	(93,209)	(87,614)
Total liabilities	(32,719)	(30,659)
Revenue	(8,732)	(5,841)
Shareholders	(6,533)	(3,618)
Assets	(93,209)	(87,614)
Total liabilities	$ (32,719)	$ (30,659)